MANAGING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
MANAGING CAPITAL
Schedule of the capital for the company

	2020	2019	2018
2017 Convertible Notes	$—	$5,400,189	$14,617,336
2017 Derivative warrant liability	—	—	190,303
2019 Convertible Notes	6,195,357	9,265,480	—
2020 Convertible notes and warrants and derivative warrant liabilities	1,522,054	—	—
Equity	1,977,517	(14,445,765)	(8,332,838)
Capital	$9,694,928	$(219,904)	$6,284,498